VIA EDGAR AND FEDERAL EXPRESS

February 28, 2006

Sara D. Kalin
Branch Chief -- Legal
Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549

Re:   Residential Asset Mortgage Products, Inc.
      Registration Statement on Form S-3, File No. 333-131211
      Response to Comment Letter dated February 16, 2006

Dear Ms. Kalin,

      On behalf of Residential Asset Mortgage Products, Inc. (the
"Depositor"), we submit this letter in response to the comments in your letter dated February 16, 2006 relating to the above-referenced registration statement.  To facilitate your review of our responses, we have enclosed changed pages from the base prospectus and the two forms of prospectus supplement showing revisions made in response to your comments, cross-referenced to the corresponding comment number.  Complete copies of each of these documents are also enclosed as part of the Amendment No. 1 to
Registration Statement filed herewith.

Registration Statement on Form S-3

General

1.    Please confirm that the depositor or any issuing entity previously established, directly or indirectly, by the depositor or any affiliate of the depositor has been current and timely with
      Exchange Act reporting during the last twelve months with respect to asset-backed securities involving the same asset class.
      Please refer to General Instruction I.A.4. of Form S-3.  Also, please provide us with the CIK codes for any affiliate of the depositor that has offered a class of asset-backed securities involving the same asset class as this offering.

Response:  Except as described in a waiver request letter dated February 2,
2006 submitted to the attention of Mr. Jeff Cohan of the Office of Chief
Counsel of the Division of Corporation Finance of the Commission on behalf of
Residential Accredit Loans, Inc., which is an affiliate of the Depositor, the

Sara D. Kalin
Securities and Exchange Commission
February 28, 2006

Depositor and each issuing entity previously established, directly or indirectly, by the Depositor or any affiliate of the Depositor has been current and timely with Exchange Act reporting during the last twelve months with respect to asset-backed securities involving the same asset class.

Attached to this letter is a list of each affiliate of the Depositor, with corresponding CIK codes for each series designation, that has offered a class of asset-backed securities involving the same asset class as that described in the registration statement.

2.    Please confirm that all material terms to be included in the finalized agreements will also be disclosed in the final Rule 424(b)
      prospectus, or that finalized agreements will be filed
      simultaneously with or prior to the final prospectus.  Refer to
      Item 1100(f) of Regulation AB.

Response:  We confirm that all material terms to be included in the finalized agreements relating to each offering of securities will also be disclosed in the final related Rule 424(b) prospectus.

3.    Please also confirm that you will file unqualified legal and tax opinions at the time of each takedown.

Response:  We have revised the forms of legality opinions to delete the assumptions regarding due authorization by appropriate corporate action, since these authorizations have already been obtained.  Because the legality opinions do not contain any other qualifications that would affect the legal conclusions in the legality opinion, we do not believe an additional opinion is required in connection with each takedown.  Similarly, the form of tax opinion does not include such qualifications.

4.    We note that on page 64 of the base prospectus you list several specific types of credit enhancement that may be used, as well as
      "another form as may be described in the accompanying prospectus supplement." Please note that a takedown off of a shelf that involves assets, structural features, credit enhancement or other features that were not described in the base prospectus will usually require either a new registration statement, if to include additional assets, or a post-effective amendment.  Refer to Rule 409 of the Securities Act, which requires that the registration statement be complete at the time of effectiveness, except for information that is not known or reasonably
      available.  Please revise to remove the phrase noted above and confirm for us that the base prospectus includes all assets, credit enhancements or other structural features reasonably contemplated to be included in an actual takedown.

Sara D. Kalin
Securities and Exchange Commission
February 28, 2006

Response:  We have deleted the phrase as requested in the base prospectus, and hereby confirm that the base prospectus includes all assets, credit enhancements or other structural features reasonably contemplated to be included in an actual takedown.

Prospectus #1

Cover

5.    Please revise the cover page to include a bracketed placeholder for the yield maintenance agreement.

Response:  A bracketed placeholder referring to a yield maintenance agreement has been inserted as requested in both prospectuses.

Summary, page S-4

6.    Please include a bracketed placeholder for other possible credit enhancement and derivative disclosure.  We note the credit enhancement and derivatives you contemplate using as described in the base prospectus.

Response:  A bracketed placeholder for other possible credit enhancement and derivative disclosure has been inserted as requested in both prospectuses.

Prospectus #2

7.    Please include a brief description of how loses not covered by enhancements or supports will be allocated to the securities if the insurance policy will not cover all losses on the
      certificates.

Response:  The paragraph captioned "Subordination" under "Credit Enhancement"
in the summary of Prospectus #1 has been expanded to clarify that losses not covered by credit enhancement or support will be allocated to the most subordinate classes of certificates.

In Prospectus #2, we have added an additional placeholder paragraph to describe how losses will be allocated if the insurance policy does not cover all losses on the notes.

Sara D. Kalin
Securities and Exchange Commission
February 28, 2006

Base Prospectus

Description of Credit Enhancement, page 64

8.    We note the seventh bullet on page 64.  Please specifically identify the derivative products contemplated in connection with this offering.

Response:  We have deleted the general reference to derivative products and replaced it with a specific reference to credit default swaps, together with a description thereof.

Reduction of Substitution of Credit Enhancement, page 73

9.    We note that "in most cases," credit support will be subject to reduction on a non-discretionary basis in accordance with a schedule or formula described in the prospectus supplement.
      Please confirm that all reductions or substitutions of credit enhancement are non-discretionary in nature or explain the other types of reductions and substitutions you intend to use and why they would fit within the definition of an asset-backed security.

Response:  As described on page 79 of the base prospectus, additional reductions, substitutions or terminations of credit support may be implemented upon the written assurance from each applicable rating agency that the then-current rating of the related certificates will not be adversely affected and with the consent of the related credit enhancer, if applicable.

The definition of "asset-backed security" under Form S-3 (and now Regulation
AB) contemplates that an asset-backed security includes "any rights or other assets designed to assure the servicing or timely distributions of proceeds to the security holders."  The credit support provided in a specific transaction is designed to assure timely distributions of proceeds to security holders, and cannot be altered unless a third party rating agency or credit enhancer confirms that a change would not adversely affect the security holders.

                                   * * * * *

      If you have any additional specific questions you would like to discuss, please do not hesitate to contact me at (952) 857-6463, Katharine
Crost of Orrick at (212) 506-5070, Mike Mitchell of Orrick (202) 339-8479 or
Dora Mao of Orrick at (415) 773-5628.

Sara D. Kalin
Securities and Exchange Commission
February 28, 2006

Please communicate any remaining
comments to my attention at the address and/or facsimile number above.

                                                Very truly yours,

                                                /s/ Julianne M. Linder
                                                Julianne M. Linder
                                                Associate Counsel

cc:   Daniel Morris
      Katharine Crost
      Michael Mitchell
      Dora Mao
      Kenneth Whyburn
      Desiree Rigilano (unbound)
      Lisa Lundsten
      Benita Bjorgo
      Christopher Martinez
      Paul Jorissen
      William Malpica

SERIES DESIGNATIONS AND CORRESPONDING CIK CODES FOR TRANSACTIONS BY
AFFILIATES OF RESIDENTIAL FUNDING CORPORATION

Depositor:  Residential Accredit Loans, Inc.

Series Designation                CIK Code
2005-QA1                         0001315784
2005-QS1                         0001315846
2005-QA2                         0001319476
2005-QS2                         0001319018
2005-QR1                         0001319605
2005-QA3                         0001322456
2005 QS3                         0001322018
2005-QS4                         0001325146
2005 QS5                         0001325171
2005 QA4                         0001325433
2005 QA5                         0001326243
2005 QS6                         0001328404
2005 QA6                         0001328519
2005 QA7                         0001331677
2005 QS7                         0001331690
2005 QS8                         0001331579
2005 QS9                         0001331697
2005 QA8                         0001334341
2005 QS10                        0001334464
2005 QS11                        0001334580
2005 QO1                         0001337702
2005 QA9                         0001337445
2005 QS12                        0001337441
2005 QA10                        0001339717
2005 QO2                         0001340101
2005 QS13                        0001340191
2005 QS14                        0001340397
2005 QS15                        0001342509
2005 QA11                        0001342649
2005 QO3                         0001342911
2005 QS16                        0001345616
2005QA12                         0001345513
2005 QO4                         0001345474
2005-QO5                         0001346471
2005-QS17                        0001346469
2005-QA13                        0001346470

Depositor:  Residential Asset Securities Corporation

Series Designation                CIK Code
2005-KS1                         0001315552
2005-KS2                         0001318914
2005-EMX1                        0001319927
2005 KS3                         0001322792
2005 KS4                         0001326030
2005 KS5                         0001328524
2005 EMX2                        0001331675
2005 KS6                         0001331581
2005 KS7                         0001334267
2005 KS8                         0001337518
2005 KS9                         0001340009
2005 EMX3                        0001339716
2005-AHL1                        0001339852
2005 KS10                        0001342866
2005 AHL2                        0001342390
2005 AHL3                        0001344901
2005 KS11                        0001345481
2005 EMX4                        0001344403
2005 EMX5                        0001346402
2005-KS12                        0001346523

Depositor:  Residential Asset Mortgage Products, Inc.

Series Designation                CIK Code
D005-RS1                         0001315832
2005-RS2                         0001318810
2005 RS3                         0001322319
2005 SL1                         0001322000
2005 RZ1                         0001322368
2005 RS4                         0001326284
2005 EFC1                        0001328723
2005 RS5                         0001328523
2005 SP1                         0001328932
2005 RS6                         0001332068
2005 SL2                         0001331807
2005 EFC2                        0001334507
2005 RZ2                         0001335518
2005 RS7                         0001335088
2005 EFC3                        0001337237
2005 RZ3                         0001339853
2005 EFC4                        0001339775
2005 RS8                         0001340111
2005 EFC5                        0001342095
2005-SP2                         0001341052
2005 EFC6                        0001344972
2005 RS9                         0001345640
2005-EFC7                        0001346458
2005-SP3                         0001346651
2005-NC1                         0001346459
2005 RZ4                         0001346255

Depositor:  Residential Funding Mortgage Securities I, Inc.

Series Designation                CIK Code
2005-S1                          0001319054
2005-SA1                         0001319039
2005 S2                          0001321431
2005 S3                          0001321950
2005-SA2                         0001328474
2005 S4                          0001328438
2005 SA3                         0001334398
2005 S5                          0001335008
2005 SA4                         0001337463
2005 S6                          0001337396
2005 SA5                         0001342515
2005 S7                          0001345231
2005 S8                          0001345437
2005 S9                          0001346653

Depositor:  Residential Funding Mortgage Securities II, Inc.

Series Designation                CIK Code
2005-HI1                         0001314864
2005 HI2                         0001331669
2005 HS1                         0001339383
2005-HI3                         0001342398
2005 HS2                         0001345520
2005 HSA1                        0001347164